INTANGIBLES ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
INTANGIBLES ASSETS
Schedule of reconciliation of changes in intangible assets and goodwill

					Intangible
					advances
					paid and
			Customer	Other	construction
USD million	Goodwill	Trademarks	relationship	intangibles	in progress	Total
Initial cost at January 1, 2023	2,421.4	2,413.6	278.9	465.2	3.6	5,582.7
Business combinations	1.3	—	—	—	—	1.3
Additions	—	—	—	7.5	5.1	12.7
Transfers	—	—	—	3.7	(4.5)	(0.8)
Translation differences	35.2	33.2	8.9	9.9	(0.1)	87.1
Balance at December 31, 2023	2,457.9	2,446.8	287.8	486.4	4.1	5,682.9
Accumulated amortization and impairment losses at January 1, 2023	179.0	19.1	88.2	298.0	—	584.4
Amortization during the period	—	—	23.8	37.6	—	61.4
Impairment losses	—	—	—	—	—	—
Transfers	—	—	—	(1.9)	—	(1.9)
Translation differences	8.8	0.7	3.5	7.3	—	20.4
Balance at December 31, 2023	187.9	19.8	115.5	341.1	—	664.3

Total Balance at December 31, 2023	2,270.0	2,427.0	172.3	145.3	4.1	5,018.7

					Intangible
					advances
					paid and
			Customer	Other	construction
USD million	Goodwill	Trademarks	relationship	intangibles	in progress	Total
Initial cost at January 1, 2022	2,480.3	2,470.5	294.2	412.7	35.2	5,693.0
Additions	—	—	—	10.9	21.2	32.1
Transfers	—	—	—	58.1	(50.4)	7.7
Translation differences	(58.8)	(56.9)	(15.4)	(16.5)	(2.4)	(150.0)
Balance at December 31, 2022	2,421.4	2,413.6	278.9	465.2	3.6	5,582.7
Accumulated amortization and impairment losses at January 1, 2022	—	—	68.5	273.7	—	342.3
Amortization during the period	—	—	23.3	34.4	—	57.7
Impairment losses	179.0	19.1	—	0.0	—	198.1
Transfers	—	—	—	1.8	—	1.8
Translation differences	—	—	(3.6)	(12.0)	—	(15.6)
Balance at December 31, 2022	179.0	19.1	88.2	298.0	—	584.4

Total Balance at December 31, 2022	2,242.4	2,394.5	190.7	167.2	3.6	4,998.3